Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Interest on convertible promissory notes (Note 15)	732,037	845,481	84,420